Basis of preparation of financial statements (Policies)	12 Months Ended
Mar. 31, 2018
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Basis of preparation

Basis of preparation

These consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”), as issued by International Accounting Standards Board (“IASB”).

These consolidated financial statements have been prepared in accordance with the accounting policies, set out below and were consistently applied to all periods presented unless otherwise stated.

Basis of measurement

Basis of measurement

The consolidated financial statements have been prepared on the historical cost convention and on an accrual basis, except for derivative financial instruments, short-term investments and available-for-sale financial investments which are remeasured at fair values at the end of each reporting period as explained in the accounting policies below.

Application of new and revised standards

Application of new and revised standards:

The Group has adopted with effect from April 1, 2017, the following new amendment and pronouncements. Their adoption has not had any significant impact on the amounts reported in the financial statements.

IAS 7 Statement of Cash Flows

Narrow-scope amendments: The amendments introduce an additional disclosure that will enable users of financial statements to evaluate changes in liabilities arising from financing activities. The required disclosure is given in note 17.

Amendments to IAS 12

Recognition of Deferred Tax Assets for Unrealised Losses: These amendments clarify that unrealised losses on debt instruments measured at fair value for financial reporting purposes but at cost for tax purposes can give rise to a deductible temporary difference and how such a temporary difference should be assessed in determining whether a deferred tax asset should be recognised. This does not have any significant impact on the amounts reported in the financial statements.

Amendments to IFRS 12 Disclosure of Interests in Other Entities issued in the Annual Improvements Cycle 2014-2016

The amendments to IFRS 12 introduced in the 2014-2016 annual improvement cycle clarify that all requirements of that Standard (other than those covered by an existing exemption from disclosure of summarised financial information on interests in subsidiaries, joint ventures and associates) apply to interests classified as held for sale or discontinued operations in accordance with IFRS 5 Non-current Assets Held for Sale and Discontinued Operations. This does not have any impact on the financial statements.

The Group has not early adopted any amendments, standards or interpretations that have been issued but are not yet effective.

Going concern	Going concern The consolidated financial statements have been prepared in accordance with the going concern basis of accounting.
Convenience translation

Convenience translation

The consolidated financial statements are presented in Indian Rupee (₹), the presentation currency of the Company (Also refer note 3S). Solely for the convenience of readers, the consolidated financial statements as at and for the year ended March 31, 2018 have been translated into US dollars (“$”) at the noon buying rate of $ 1.00 = ₹ 65.11 in the City of New York for cable transfers of Indian Rupee as certified for customs purposes by the Federal Reserve Bank of New York on March 30, 2018. No representation is made that the Indian Rupee amounts represent US dollar amounts or have been, could have been or could be converted into US dollars at such a rate or any other rate.

Basis of consolidation

A. Basis of consolidation

Subsidiaries:

The consolidated financial statements incorporate the results of the Company and all its subsidiaries, being the entities that it controls. Control is evidenced where the Group has power over the investee or is exposed, or has rights, to variable returns from its involvement with the investee and has the ability to affect those returns through its power over the investee. Power is demonstrated through existing rights that give the ability to direct relevant activities, which significantly affect the entity returns.

The financial statements of subsidiaries are prepared for the same reporting year as the parent company. Where necessary, adjustments are made to the financial statements of subsidiaries to align the accounting policies in line with accounting policies of the Group.

For non-wholly owned subsidiaries, a share of the profit / loss for the financial year and net assets is attributed to the non-controlling interests as shown in the consolidated statements of profit or loss, consolidated statements of comprehensive income and consolidated statements of financial position.

Liability for put option issued to non-controlling interests which do not grant present access to ownership interest to the Group is recognised at present value of the redemption amount, and is reclassified from equity. At the end of each reporting period, the non-controlling interests subject to put option is derecognised and the difference between the amount derecognised and present value of the redemption amount, which is recorded as a financial liability, is accounted for as an equity transaction.

For acquisitions of additional interests in subsidiaries, where there is no change in control, the Group recognises a reduction to the non-controlling interest of the respective subsidiary with the difference between this figure and the cash paid, inclusive of transaction fees, being recognised in equity. In addition, upon dilution of controlling interests the difference between the cash received from sale or listing of the subsidiary shares and the increase to non-controlling interest is also recognised in equity. The results of subsidiaries acquired or disposed off during the year are included in the consolidated statements of profit or loss from the effective date of acquisition or up to the effective date of disposal, as appropriate.

Intra-group balances and transactions, and any unrealized profit arising from intra-group transactions are eliminated. Unrealized losses are eliminated unless costs cannot be recovered.

Joint arrangements

A Joint arrangement is an arrangement of which two or more parties have joint control. Joint control is considered when there is contractually agreed sharing of control of an arrangement, which exists only when decisions about the relevant activities require the unanimous consent of the parties sharing control. Investments in joint arrangements are classified as either joint operations or joint venture. The classification depends on the contractual rights and obligations of each investor, rather than the legal structure of the joint arrangement. A joint operation is a joint arrangement whereby the parties that have joint control of the arrangement, have rights to the assets, and obligations for the liabilities, relating to the arrangement. A joint venture is a joint arrangement whereby the parties that have joint control of the arrangement have rights to the net assets of the arrangement.

The Group has joint operations within its Oil and gas segment and participates in several unincorporated joint operations which involve the joint control of assets used in oil and gas exploration and producing activities. The Group accounts for its share of assets and income and expenditure of joint ventures in which it holds an interest. Liabilities in unincorporated joint ventures, where the Group is the Operator, is accounted for at gross values (including share of other partners) with a corresponding receivable from the venture partners. These have been included in the consolidated financial statements under the appropriate headings

Investments in associates

B. Investments in associates

Investments in associates are accounted for using the equity method. An associate is an entity over which the Group is in a position to exercise significant influence over operating and financial policies. Goodwill arising on the acquisition of associates is included in the carrying value of investments in associate. Investment in associates is initially recorded at the cost to the Group and then, in subsequent periods, the carrying value is adjusted to reflect the Group’s share of the associate’s consolidated post-acquisition profits or losses, other changes to the associate’s net assets and is further adjusted for impairment losses, if any. The consolidated statements of profit or loss and consolidated statements of comprehensive income include the Group’s share of associate’s results, except where the associate is generating losses, share of such losses in excess of the Group’s interest in that associate are not recognised. Losses recognised under the equity method in excess of the Group’s investment in ordinary shares are applied to the other components of the Group’s interest that forms part of Group’s net investment in the associate in the reverse order of their seniority (i.e. priority in liquidation).

If the Group’s share of losses in an associate equals or exceeds, its interests in the associate, the Group discontinues the recognition of further losses. Additional losses are provided for, only to the extent that the Group has incurred legal or constructive obligations or made payments on behalf of the associate.

Unrealised gains arising on transactions between the Group and its associates are eliminated against the investment to the extent of the Group’s interest in the associate. Unrealised losses are also eliminated unless the transaction provides evidence of an impairment of the asset transferred. Accounting policies of associates have been changed where necessary to ensure consistency with the policies adopted by the Group.

Revenue recognition

C. Revenue recognition

Sale of goods/ rendering of services

Revenues are measured at the fair value of the consideration received or receivable, net of discounts, volume rebates, outgoing sales taxes, goods and service tax, excise duty and other indirect taxes.

Revenues from sales of goods are recognised when all significant risks and rewards of ownership of the goods sold are transferred to the customer which usually is on delivery of the goods to the shipping agent. Revenues from sale of by-products are included in revenue.

Certain of the Group’s sales contracts provide for provisional pricing based on the price on The London Metal Exchange (“LME”), as specified in the contract, when shipped. Final settlement of the price is based on the applicable price for a specified future period. The Group’s provisionally priced sales are marked to market using the relevant forward prices for the future period specified in the contract and is adjusted in revenue.

Revenue from oil, gas and condensate sales represent the Group’s share of oil, gas and condensate production, recognised on a direct entitlement basis, when significant risks and rewards of ownership are transferred to the buyers. Direct entitlement basis represents entitlement to variable physical volumes of hydrocarbons, representing recovery of the costs incurred and a stipulated share of the production remaning after such cost recovery. The stipulated share of production is arrived at after reducing government’s share of profit petroleum which is accounted for when the obligation (legal or constructive), in respect of the same arises.

Revenue from sale of power is recognised when delivered and measured based on rates as per bilateral contractual agreements with buyers and at rate arrived at based on the principles laid down under the relevant Tariff Regulations as notified by the regulatory bodies, as applicable.

Where the Group acts as a port operator, revenues and costs relating to each construction contract of service concession arrangements are recognised over the period of each arrangement only to the extent of costs incurred that are probable of recovery. Revenues and costs relating to operating phase of the port contract are measured at the fair value of the consideration received or receivable for the services provided.

Revenue from rendering of services is recognised on the basis of work performed.

Interest income

Interest income from debt instruments is recognised using the effective interest rate method. The effective interest rate is the rate that exactly discounts estimated future cash receipts through the expected life of the financial asset to the gross carrying amount of a financial asset. When calculating the effective interest rate, the Group estimates the expected cash flows by considering all the contractual terms of the financial instrument (for example, prepayment, extension, call and similar options) but does not consider the expected credit losses.

Dividends

Dividend income is recognised in the consolidated statements of profit or loss only when the right to receive payment is established, provided it is probable that the economic benefits associated with the dividend will flow to the Group, and the amount of the dividend can be measured reliably.

Business combination

D. Business combination

Business acquisitions are accounted for under the purchase method. The results of subsidiaries acquired or sold during the year are consolidated for the periods from, or to, the date on which control is passed. The acquiree’s identifiable assets, liabilities and contingent liabilities that meet the conditions for recognition under IFRS 3, are recognised at their fair value at the acquisition date, except certain assets and liabilities required to be measured as per the applicable standards.

Excess of fair value of purchase consideration and the acquisition date non-controlling interest over the acquisition date fair value of identifiable assets acquired and liabilities assumed is recognised as goodwill. Goodwill arising on acquisitions is reviewed for impairment annually. Where the fair values of the identifiable assets and liabilities exceed the cost of acquisition, the Group re-assesses whether it has correctly identified all of the assets acquired and all of the liabilities assumed and reviews the procedures used to measure the amounts to be recognised at the acquisition date. If the reassessment still results in an excess of the fair value of net assets acquired over the aggregate consideration transferred, then the surplus is credited to the consolidated statements of profit or loss in the period of acquisition. Where it is not possible to complete the determination of fair values by the date on which the first post-acquisition financial statements are approved, a provisional assessment of fair value is made and any adjustments required to those provisional fair values are finalised within 12 months of the acquisition date.

The Group makes adjustments to the provisional fair value amounts recognised at the date of acquisition to reflect new information obtained about facts and circumstances that existed as of the acquisition date that, if known, would have affected the measurement of the amounts recognised as of that date. The Group applies the measurement period adjustments retrospectively to the consolidated financial statements to reflect the measurement period adjustments as retrospectively recorded on the date of the acquisition as if measurement period adjustments had been recorded initially at the date of acquisition.

Any non-controlling interest in an acquiree is measured at fair value or as the non-controlling interest’s proportionate share of the acquiree’s net identifiable assets. This accounting choice is made on a transaction by transaction basis.

Acquisition expenses are charged to consolidated statements of profit or loss.

If the Group acquires a group of assets in a company that does not constitute a business combination in accordance with IFRS 3 Business Combinations, the cost of the acquired group of identifiable assets or equity is allocated to the individual assets acquired based on their relative fair value.

Common Control transactions

A business combination involving entities or businesses under common control is a business combination in which all of the combining entities or businesses are ultimately controlled by the same party or parties both before and after the business combination and the control is not transitory. The transactions between entities under common control are scoped out of IFRS 3 and there is no authoritative literature for these transactions under IFRS. As a result, the Group adopted accounting principles similar to the pooling-of-interest method based on the predecessor values. The assets and liabilities of the acquired entity are recognised at the book values recorded in the ultimate parent entity’s consolidated financial statements. The components of equity of the acquired companies are added to the same components within Group equity except that any share capital and investments in the books of the acquiring entity is cancelled and the differences, if any, is adjusted in the opening retained earnings/ capital reserve. The Company’s shares issued in consideration for the acquired companies are recognised from the moment the acquired companies are included in these financial statements and the financial statements of the commonly controlled entities would be combined, retrospectively, as if the transaction had occurred at the beginning of the earliest reporting period presented. However, the prior years’ comparative information is only adjusted for periods during which the entities were under common control.

Property, plant and equipment

E (a) Property, plant and equipment

(i) Mining Properties and leases - The costs of mining properties, which include the costs of acquiring and developing mining properties and mineral rights, are capitalised as property, plant and equipment under the heading “Mining properties” in the year in which they are incurred.

When a decision is taken that a mining property is viable for commercial production (i.e. when the Group determines that the mining property will provide sufficient and sustainable return relative to the risks and the Group decided to proceed with the mine development), all further pre-production primary development expenditure other than land, buildings, plant and equipment is capitalised as part of the cost of the mining property until the mining property is capable of commercial production.

The stripping cost incurred during the production phase of a surface mine is deferred to the extent the current period stripping cost exceeds the average period stripping cost over the life of mine and recognised as an asset if such cost provides a benefit in terms of improved access to ore in future periods and certain criteria are met. When the benefit from the stripping costs are realised in the current period, the stripping costs are accounted for as the cost of inventory. If the costs of inventory produced and the stripping activity asset are not separately identifiable, a relevant production measure is used to allocate the production stripping costs between the inventory produced and the stripping activity asset. The Company uses the expected volume of waste compared with the actual volume of waste extracted for a given value of ore/ mineral production for the purpose of determining the cost of the stripping activity asset.

Deferred stripping cost are included in mining properties within property, plant and equipment and disclosed as a part of mining properties. After initial recognition, the stripping activity asset is depreciated on a unit of production method over the expected useful life of the identified component of the ore body.

In circumstances, where a mining property is abandoned, the cumulative capitalized costs relating to the property are written off in the period in which it occurs i.e. when the Group determines that the mining property will not provide sufficient and sustainable returns relative to the risks and the Group decides not to proceed with the mine development.

Commercial reserves are proved and probable reserves. Changes in the commercial reserves affecting unit of production calculations are dealt with prospectively over the revised remaining reserves.

(ii) Oil and gas assets- (developing/producing assets)

For oil and gas assets a successful efforts based accounting policy is followed. Costs incurred prior to obtaining the legal rights to explore an area are expensed immediately to the consolidated statements of profit or loss.

All costs incurred after the technical feasibility and commercial viability of producing hydrocarbons has been demonstrated are capitalised within property, plant and equipment—development/producing assets on a field-by-field basis. Subsequent expenditure is capitalised only where it either enhances the economic benefits of the development/producing asset or replaces part of the existing development/producing asset. Any remaining costs associated with the part replaced are expensed.

Net proceeds from any disposal of development/producing assets are credited against the previously capitalised cost. A gain or loss on disposal of a development/producing asset is recognised in the consolidated statements of profit or loss to the extent that the net proceeds exceed or are less than the appropriate portion of the net capitalised costs of the asset.

(iii) Other property, plant and equipment

The initial cost of property, plant and equipment comprises its purchase price, including import duties and non-refundable purchase taxes, and any directly attributable costs of bringing an asset to working condition and location for its intended use. It also includes the initial estimate of the costs of dismantling and removing the item and restoring the site on which it is located. If significant parts of an item of property, plant and equipment have different useful lives, then they are accounted for as separate items (major components) of property, plant and equipment. All other expenses on existing property, plant and equipment, including day-to-day repair and maintenance expenditure and cost of replacing parts, are charged to the consolidated statements of profit or loss for the period during which such expenses are incurred. Major inspection and overhaul expenditure is capitalized, if recognition criteria are met.

Gains and losses on disposal of an item of property, plant and equipment computed as the difference between the net disposal proceeds and the carrying amount of the asset is included in the consolidated statements of profit or loss when the asset is derecognised.

(iv) Assets under construction

Assets under construction are capitalised in the assets under construction account. At the point when an asset is capable of operating in the manner intended by management, the cost of construction is transferred to the appropriate category of property, plant and equipment. Costs (net of income) associated with the commissioning of an asset and any obligations for decommissioning costs are capitalised until the period of commissioning has been completed and the asset is ready for its intended use.

(v) Depreciation, depletion and amortisation expense

Mining properties and other assets in the course of development or construction and freehold land are not depreciated.

•	Mining properties:

The capitalised mining properties are amortised on a unit-of-production basis over the total estimated remaining commercial proved and probable reserves of each property or Group of properties and are subject to impairment review. Costs used in the unit of production calculation comprise the net book value of capitalized costs plus the estimated future capital expenditure required to access the commercial reserves. Changes in the estimates of commercial reserves or future capital expenditure are dealth with prospectively.

•	Leasehold land and buildings

Leasehold land and buildings are depreciated on a straight-line basis over the period of the lease or, if shorter, their useful economic life

•	Oil and gas assets:

All expenditures carried within each field are amortised from the commencement of production on a unit of production basis, which is the ratio of oil and gas production in the period to the estimated quantities of commercial reserves at the end of the period plus the production in the period, generally on a field-by-field basis or group of fields which are reliant on common infrastructure.

Commercial reserves are proven and probable oil and gas reserves, which are defined as the estimated quantities of crude oil, natural gas and natural gas liquids which geological, geophysical and engineering data demonstrate with a specified degree of certainty to be recoverable in future years from known reservoirs and which are considered commercially producible.

Costs used in the unit of production calculation comprise the net book value of capitalised costs plus the estimated future field development costs required to access commercial reserves. Changes in the estimates of commercial reserves or future field development costs are dealt with prospectively.

•	Other assets:

Depreciation on Property, plant and equipment is calculated using the straight-line method (SLM) to allocate their cost, net of their residual values, over their estimated useful lives determined by the management. Management’s assessment of useful life takes into account, interalia, the nature of the assets, the estimated usage of the assets, the operating conditions of the assets, past history of replacement and maintenance support.

Estimated useful life of assets are as follows:

Buildings:
— Operations and administration	6-60 years
Plant and equipment	15-40 years
Others:
- Office equipment and fixtures	3-10 years
- Motor vehicles	8-10 years

Major inspection and overhaul costs are depreciated over the estimated life of the economic benefit to be derived from such costs. The carrying amount of the remaining previous overhaul cost is charged to the consolidated statements of profit or loss if the next overhaul is undertaken earlier than the previously estimated life of the economic benefit.

The Group reviews the residual value and useful life of an asset at least at each financial year-end and, if expectations differ from previous estimates, the change is accounted for as a change in accounting estimate.

(b) Exploration and evaluation assets

Exploration and evaluation expenditure incurred prior to obtaining the mining right or the legal right to explore are expensed as incurred.

Exploration and evaluation expenditure incurred after obtaining the mining right or the legal right to explore are capitalised as Exploration and evaluation assets (intangible assets) and stated at cost less impairment, if any. Exploration and evaluation assets are transferred to property, plant and equipment when the technical feasibility and commercial viability has been determined. Exploration and evaluation assets are assessed for impairment when facts and circumstances suggest that the carrying amount of an exploration and evaluation asset may exceed its recoverable amount. Impairment loss, if any, is recognised prior to reclassification.

Exploration expenditure includes all direct and allocated indirect expenditure associated with finding specific mineral resources which includes depreciation and applicable operating costs of related support equipment and facilities and other costs of exploration activities:

a. Acquisition costs - costs associated with acquisition of licenses and rights to explore, including related professional fees.

b. General exploration costs - costs of surveys and studies, rights of access to properties to conduct those studies (e.g., costs incurred for environment clearance, defense clearance, etc.), and salaries and other expenses of geologists, geophysical crews and other personnel conducting those studies.

c. Costs of exploration drilling and equipping exploration and appraisal wells.

Expenditure incurred on the acquisition of a license interest is initially capitalised on a license-by-license basis. Costs are held, undepleted, within exploration and evaluation assets until such time as the exploration phase on the license area is complete or commercial reserves have been discovered.

Exploration expenditure incurred in the process of determining oil and gas exploration targets is capitalised within “Exploration and evaluation assets” (intangible assets) and subsequently allocated to drilling activities. Exploration drilling costs are initially capitalised on a well-by-well basis until the success or otherwise of the well has been established. The success or failure of each exploration effort is judged on a well-by-well basis. Following appraisal of successful exploration wells, if commercial reserves are established and technical feasibility for extraction demonstrated, then the related capitalised exploration costs are transferred into a single field cost center within property, plant and equipment—development/producing assets after testing for impairment. Where results of exploration drilling indicate the presence of hydrocarbons which are ultimately not considered commercially viable, all related costs are written off to the consolidated statements of profit or loss.

Net proceeds from any disposal of an exploration asset are initially credited against the previously capitalised costs. Any surplus/ deficit is recognised in the consolidated statements of profit or loss.

(c) Other intangible assets

Intangible assets acquired separately are measured on initial recognition at cost. Following initial recognition, intangible assets are carried at cost less accumulated amortisation and accumulated impairment losses, if any.

The Group recognises port concession rights as “Intangible Assets” arising from a service concession arrangement, in which the grantor controls or regulates the services provided and the prices charged, and also controls any significant residual interest in the infrastructure such as property, plant and equipment, irrespective whether the infrastructure is existing infrastructure of the grantor or the infrastructure is constructed or purchased by the Group as part of the service concession arrangement. Such an intangible asset is recognised by the Group initially at cost determined as the fair value of the consideration received or receivable for the construction service delivered and is capitalised when the project is complete in all respects. Port concession rights are amortised on straight line basis over the balance of license period. The concession period is 30 years from the date of the award.

Software is amortized over the estimated useful life of five years. Amounts paid for securing mining rights are amortized over the period of the mining lease ranging from16-25 years. Technological know-how and acquired brand are amortised over the estimated useful life of ten years.

The amortisation period and the amortisation method are reviewed at least at each financial year end. If the expected useful life of the asset is different from previous estimates, the change is accounted for prospectively as a change in accounting estimate.

Non-current assets held for sale

F. Non-current assets held for sale

Non-current assets and disposal groups are classified as held for sale if their carrying amount will be recovered through a sale transaction rather than through continuing use. This condition is regarded as met only when the sale is highly probable and the asset (or disposal group) is available for immediate sale in its present condition. Management must be committed to the sale which should be expected to qualify for recognition as a completed sale within one year from the date of classification.

Non-current assets and disposal groups classified as held for sale are not depreciated and are measured at the lower of carrying amount and fair value less costs to sell. Such assets and disposal groups are presented separately on the face of the consolidated statements of financial position.

Financial instruments

G. Financial instruments

(i) Non-derivative financial assets

The Group initially recognises loans and receivables and deposits at fair value plus transaction cost on the date that they are originated.

The Group derecognises a financial asset when the contractual rights to the cash flows from the asset expire, or it transfers the rights to receive the contractual cash flows on the financial asset in a transaction in which substantially all the risks and rewards of ownership of the financial asset are transferred.

Financial assets and liabilities are offset and the net amount presented in the consolidated statements of financial position when, and only when, the Group has a legal right to offset the amounts and intends either to settle on a net basis or to realise the asset and settle the liability simultaneously.

The Group has the following non-derivative financial assets: financial asset investments, short-term investments, cash and cash equivalents, loans and receivables.

(a) Financial asset investments

Financial asset investments that are neither classified as held for trading nor designated as fair value through profit or loss are classified as available-for-sale and are recorded at its fair value plus transaction costs that are directly attributable to the acquisition of financial asset investments and then remeasured at subsequent reporting dates to fair value. Unrealized gains and losses on financial asset investments are recognised directly in the consolidated statements of comprehensive income. Upon disposal or impairment of the investments, the gains and losses in other comprehensive income are reclassified into the consolidated statements of profit or loss.

Investments in unquoted equity instruments that do not have a market price and whose fair value cannot be reliably measured are measured at cost. Equity investments are recorded in non-current assets unless they are expected to be sold within one year.

(b) Short-term investments

Short-term investments represent short-term marketable securities and other bank deposits with an original maturity of more than three months. These are highly liquid investments that are readily convertible into cash which are subject to insignificant risk of changes in value and held for the purpose of meeting short-term cash commitments.

Short-term marketable securities are categorized as held for trading and are initially recognised at fair value with any gains or losses arising on re-measurement recognised in the consolidated statements of profit or loss.

Other bank deposits are subsequently measured at amortised cost using the effective interest method.

(c) Cash and cash equivalents and restricted cash and cash equivalents

Cash and cash equivalents in the consolidated statements of financial position and cash flow statement comprise cash at bank and in hand, and short-term deposits which have a maturity of three months or less from the date of acquisition, that are readily convertible to known amounts of cash and which are subject to an insignificant risk of changes in value and are unrestricted as to withdrawal and usage. Additionally, cash and cash equivalents for the purposes of cash flow statements includes restricted cash balance kept in a specified bank account towards unpaid dividend to be utilized solely for the purposes of payment of dividends.

Restricted cash and cash equivalents in the consolidated statements of financial position comprise cash at bank and in hand, and short-term deposits which have a maturity of three months or less from the date of acquisition, and are restricted as to withdrawal and usage.

(d) Loans and receivables

Trade receivables, loans, and other receivables that have fixed or determinable payments that are not quoted in an active market are classified as ‘loans and receivables’. Trade receivables are stated at their transaction value as reduced by appropriate allowances for estimated irrecoverable amounts.

Loans and other receivables are subsequently measured at amortised cost using the effective interest method, less any impairment. Interest income is recognised by applying the effective interest rate (EIR) method.

(ii) Non-derivative financial liabilities

The Group initially recognises debt securities issued on the date that they are originated. All other financial liabilities are recognised initially on the trade date at which the Group becomes a party to the contractual provisions of the instrument.

The Group derecognises a financial liability when its contractual obligations are discharged or cancelled or expire. The difference between the carrying amount of the financial liabilities derecognised and consideration paid and payable is recognised in the consolidated statement of profit or loss.

Financial assets and liabilities are offset and the net amount presented in the consolidated statements of financial position when, and only when, the Group has a legal right to offset the amounts and intends either to settle on a net basis or to realise the asset and settle the liability simultaneously.

The Group has the following non-derivative financial liabilities: Borrowings, Foreign currency convertible notes, trade and other payables.

(a) Borrowings

Interest bearing loans and borrowings are initially recorded at the fair value, net of directly attributable transaction costs. After initial recognition, interest bearing loans and borrowings are subsequently measured at amortised cost using the EIR method.

Amortised cost is calculated by taking into account the finance charges, including premiums payable on settlement or redemption and direct issue costs that are an integral part of the EIR. The EIR amortisation is included in finance costs in the consolidated statements of profit or loss. The unamortised portion is classified with the carrying amount of debt.

(b) Foreign currency convertible notes

Convertible notes issued in foreign currency are convertible at the option of the holder into ordinary shares of the Group according to the terms of the issue. The conversion option which is not settled by exchanging a fixed amount of cash for a fixed number of shares is accounted for separately from the liability component as derivative and initially accounted for at fair value. The liability component is recognised initially at the difference between the fair value of the note and the fair value of the conversion option. Directly attributable notes issue costs are allocated to the liability component and the conversion option (expensed off immediately) in proportion to their initial carrying amounts.

Subsequent to initial recognition, the liability component is measured at amortised cost using the EIR method. The conversion option is subsequently measured at fair value at each reporting date, with changes in fair value recognised in consolidated statements of profit or loss. The conversion option is presented together with the related liability.

(c) Trade and other payables

Trade and other payables are recognised at their transaction cost, which is its fair value, and subsequently measured at amortised cost.

(iii) Derivative financial instruments

In order to hedge its exposure to foreign exchange, interest rate, and commodity price risks, the Group enters into forward, option, swap contracts and other derivative financial instruments. The Group does not hold derivative financial instruments for speculative purposes.

Derivative financial instruments are initially recorded at their fair value on the date of the derivative transaction and are re-measured at their fair value at subsequent financial position dates.

At the inception of the hedge relationship, the entity documents the relationship between the hedging instrument and the hedged item, along with its risk management objectives and its strategy for undertaking various hedge transactions. Furthermore, at the inception of the hedge and on an ongoing basis, the Group documents whether the hedging instrument is highly effective in offsetting changes in fair values or cash flows of the hedged item attributable to the hedged risk.

Fair Value Hedges –

Changes in the fair value of derivatives that are designated and qualify as fair value hedges are recognised in profit or loss immediately, together with any changes in the fair value of the hedged asset or liability that are attributable to the hedged risk. Hedge accounting is discontinued when the Group revokes the hedge relationship, the hedging instrument or hedged item expires or is sold, terminated, or exercised or no longer meets the criteria for hedge accounting.

Cash flow Hedges—

The effective portion of changes in the fair value of derivatives that are designated and qualify as cash flow hedges are recorded in the consolidated statements of comprehensive income. The gain or loss relating to the ineffective portion is recognised immediately in the consolidated statements of profit or loss. Amounts recognised as other comprehensive income are transferred to the statement of profit or loss when the hedged transaction affects profit or loss, such as when the hedged financial income or financial expense is recognised or when a forecast transaction occurs. When the hedged item is a non-financial asset, the amount recognised in the consolidated statements of comprehensive income is transferred to the carrying amount of the asset when it is recognised. Hedge accounting is discontinued when the hedging instrument expires or is sold, terminated or exercised, or no longer qualifies for hedge accounting. If a hedged transaction is no longer expected to occur, the net cumulative gain or loss recognised in the consolidated statements of comprehensive income is transferred to consolidated statements of profit or loss.

Hedge of net investment in foreign operation-

For derivative instruments that are designated and qualify as a hedge of a net investment in a foreign operation, the gain or loss is reported in the consolidated statements of comprehensive income as part of the exchange difference on translation of foreign operations to the extent it is effective. Any ineffective portions of net investment hedges are recognised in the consolidated statements of profit or loss immediately. Under a hedge of a net investment, the cumulative gain or loss remains in the consolidated statements of comprehensive income when the hedging instrument expires or is sold, terminated or exercised, or when the hedge no longer qualifies for hedge accounting or the Group revokes designation of the hedge relationship. The cumulative gain or loss is recognised in the consolidated statements of profit or loss when the net investment in the foreign operation is disposed/ liquidated.

Derivative financial instruments that do not qualify for hedge accounting are marked to market at the financial position date and gains or losses are recognised in the consolidated statements of profit or loss immediately.

Derivatives embedded in other financial instruments or other host contracts are treated as separate derivatives when their risks and characteristics are not closely related to those of host contracts and the host contracts are not carried at fair value with unrealised gains or losses reported in the consolidated statements of profit or loss.

Equity instruments

H. Equity instruments

An equity instrument is any contract that evidences a residual interest in the assets of an entity after deducting all of its liabilities. Equity instruments issued by the Group are recognised at the proceeds received, net of direct issue costs.

Borrowing costs

I. Borrowing costs

Borrowing cost includes interest expense as per effective interest rate (EIR) and exchange differences arising from foreign currency borrowings to the extent they are regarded as an adjustment to the interest cost.

Borrowing costs directly relating to the acquisition, construction or production of a qualifying capital project under construction are capitalised and added to the project cost during construction until such time that the assets are substantially ready for their intended use i.e. when they are capable of commercial production. Borrowing costs relating to the construction phase of a service concession arrangement is capitalised as part of the cost of the intangible asset. Where funds are borrowed specifically to finance a qualifying capital project, the amount capitalised represents the actual borrowing costs incurred. Where surplus funds are available out of money borrowed specifically to finance a qualifying capital project, the income generated from such short-term investments is deducted from the total capitalised borrowing cost. Where the funds used to finance a project form part of general borrowings, the amount capitalised is calculated using a weighted average of rates applicable to relevant general borrowings of the company during the year.

All other borrowing costs are recognised in the consolidated statements of profit or loss in the year in which they are incurred.

Capitalisation of interest on borrowings related to construction or development projects is ceased when substantially all the activities that are necessary to make the assets ready for their intended use are complete or when delays occur outside of the normal course of business.

EIR is the rate that exactly discounts the estimated future cash payments or receipts over the expected life of the financial liability or a shorter period, where appropriate, to the amortised cost of a financial liability. When calculating the effective interest rate, the Group estimates the expected cash flows by considering all the contractual terms of the financial instrument (for example, prepayment, extension, call and similar options).

Impairment

J. Impairment

Financial assets

A financial asset is assessed at each reporting date to determine whether there is any objective evidence that it is impaired. A financial asset is considered to be impaired if objective evidence indicates that one or more events have had a negative effect on the estimated future cash flows of that asset.

An impairment loss in respect of a financial asset measured at amortised cost is calculated as the difference between its carrying amount, and the present value of the estimated future cash flows discounted at the original effective interest rate. An impairment loss in respect of an available-for-sale financial asset is calculated by reference to its fair value.

Significant financial assets are tested for impairment on an individual basis. The remaining financial assets are assessed collectively in groups that share similar credit risk characteristics. All impairment losses are recognised in the consolidated statements of profit or loss. Any cumulative loss in respect of an available-for-sale financial asset recognised previously in the consolidated statements of comprehensive income is transferred to the consolidated statements of profit or loss on recognition of impairment. An impairment loss is reversed if the reversal can be related objectively to an event occurring after the impairment loss was recognised. For financial assets measured at amortised cost and available-for-sale financial assets that are debt securities, the reversal is recognised in the consolidated statements of profit or loss. For available-for-sale financial assets that are equity securities, reversal is recognised directly in the consolidated statements of comprehensive income.

The allowance accounts in respect of trade and other receivables are used to record impairment losses unless the Group is satisfied that no recovery of the amount owing is possible; at that point the amounts are considered irrecoverable and are written off against the financial asset directly.

Non-financial assets

Impairment charges and reversals are assessed at an individual asset or at the level of cash-generating units. A cash-generating unit (CGU) is the smallest identifiable group of assets that generate cash inflows that are largely independent of the cash inflows from other assets or group of assets.

The Group assesses at each reporting date, whether there is an indication that an asset may be impaired.The Group conducts an internal review of asset values annually, which is used as a source of information to assess for any indications of impairment or reversal of previously recognised impairment losses. External factors, such as changes in expected future prices, costs and other market factors are also monitored to assess for indications of impairment or reversal of previously recognised impairment losses.

If any such indication exists then an impairment review is undertaken and the recoverable amount is calculated as the higher of fair value less costs of disposal and the asset’s value in use.

Fair value less costs of disposal is the price that would be received to sell the asset in an orderly transaction between market participants and does not reflect the effects of factors that may be specific to the entity and not applicable to entities in general. Fair value for mineral and oil and gas assets is generally determined as the present value of the estimated future cash flows expected to arise from the continued use of the asset, including any expansion prospects, and its eventual disposal, using assumptions that an independent market participant may take into account. These cash flows are discounted at an appropriate post tax discount rate to arrive at the net present value.

Value in use is determined as the present value of the estimated future cash flows expected to arise from the continued use of the asset in its present form and its eventual disposal. The cash flows are discounted using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset for which estimates of future cash flows have not been adjusted. Value in use is determined by applying assumptions specific to the Group’s continued use and cannot take into account future development. These assumptions are different to those used in calculating fair value and consequently the value in use calculation is likely to give a different result to a fair value calculation.

The carrying amount of the CGU is determined on a basis consistent with the way the recoverable amount of the CGU is determined.

If the recoverable amount of an asset or CGU is estimated to be less than its carrying amount, the carrying amount of the asset or CGU is reduced to its recoverable amount. An impairment loss is recognised in the consolidated statements of profit or loss.

Any reversal of the previously recognised impairment loss is limited to the extent that the asset’s carrying amount does not exceed the carrying amount that would have been determined if no impairment loss had previously been recognised.

Exploration and evaluation assets:

In assessing whether there is any indication that an exploration and evaluation asset may be impaired, the Group considers, as a minimum, the following indications:

•	the period for which the entity has the right to explore in the specific area has expired during the period or will expire in the near future, and is not expected to be renewed;

•	substantive expenditure on further exploration for and evaluation of mineral resources in the specific area is neither budgeted nor planned;

•	exploration for and evaluation of mineral resources in the specific area have not led to the discovery of commercially viable quantities of mineral resources and the entity has decided to discontinue such activities in the specific area;

•	sufficient data exist to indicate that, although a development in the specific area is likely to proceed, the carrying amount of the exploration and evaluation asset is unlikely to be recovered in full from successful development or by sale; and

•	reserve information prepared annually by external experts.

When a potential impairment is identified, an assessment is performed for each area of interest in conjunction with the group of operating assets (representing a cash-generating unit) to which the exploration and evaluation assets is attributed. Exploration areas in which reserves have been discovered but require major capital expenditure before production can begin, are continually evaluated to ensure that commercial quantities of reserves exist or to ensure that additional exploration work is under way or planned. To the extent that capitalised expenditure is no longer expected to be recovered, it is charged to the consolidated statements of profit or loss.

Leases

K. Leases

Determining whether an arrangement contains lease

At inception of an arrangement, the Group determines whether the arrangement is or contains a lease. The arrangement is, or contains, a lease if fulfilment of the arrangement is dependent on the use of a specific asset or assets and the arrangement conveys a right to use the asset or assets, even if that right is not explicitly specified in an arrangement.

At inception or on reassessment of an arrangement that contains lease, the Group separates payments and other consideration required by the arrangement into those for the lease and those for other elements on the basis of their relative fair values. If the Group concludes for a finance lease that it is impracticable to separate the payments reliably, then an asset and a liability are recognised at an amount equal to the fair value of the underlying asset; subsequently the liability is reduced as payments are made and an imputed finance cost on the liability is recognised using the Group’s incremental borrowing rate.

Group as a lessee

A lease is classified at the inception date as a finance lease or an operating lease. A lease that transfers substantially all the risks and rewards incidental to ownership to the Group is classified as a finance lease.

Finance leases are capitalised at the commencement of the lease at the inception date fair value of the leased property or, if lower, at the present value of the minimum lease payments. Lease payments are apportioned between finance charges and reduction of the lease liability so as to achieve a constant rate of interest on the remaining balance of the liability. Finance charges are recognised in finance costs in the statement of profit and loss, unless they are directly attributable to qualifying assets, in which case they are capitalized in accordance with the Group’s general policy on the borrowing costs. Contingent rentals are recognised as expenses in the periods in which they are incurred.

A leased asset is depreciated over the useful life of the asset. However, if there is no reasonable certainty that the Group will obtain ownership by the end of the lease term, the asset is depreciated over the shorter of the estimated useful life of the asset and the lease term.

Operating lease payments are recognised as an expense in the statement of profit and loss on a straight-line basis over the lease term.

Group as a lessor

Leases in which the Group does not transfer substantially all the risks and rewards of ownership of an asset are classified as operating leases. Rental income from operating lease is recognised on a straight-line basis over the term of the relevant lease. Initial direct costs incurred in negotiating and arranging an operating lease are added to the carrying amount of the leased asset and recognised over the lease term on the same basis as rental income. Contingent rents are recognised as revenue in the period in which they are earned.

Leases are classified as finance leases when substantially all of the risks and rewards of ownership transfer from the Group to the lessee. Amounts due from lessees under finance leases are recorded as receivables at the Company’s net investment in the leases. Finance lease income is allocated to accounting periods so as to reflect a constant periodic rate of return on the net investment outstanding in respect of the lease.

Government grants

L. Government grants

Government grants are not recognised until there is a reasonable assurance that the Group will comply with the conditions attaching to them and that the grants will be received. Government grants relating to tangible fixed assets are deducted in calculating the carrying amount of the assets and recognised in the consolidated statements of profit or loss over the expected useful lives of the assets concerned as a reduced depreciation expense. Other grants (including grants related to revenue) are credited to the consolidated statements of profit or loss on a systematic basis as and when the related expenditure is incurred.

Inventories

M. Inventories

Inventories including work-in-progress are stated at the lower of cost and net realisable value. Cost is determined on the following basis:

•	purchased copper concentrate is recorded at cost on a first-in, first-out (“FIFO”) basis; all other materials including stores and spares are valued on weighted average basis except in Oil and Gas business where stores and spares are valued on a FIFO basis;

•	finished products are valued at raw material cost plus costs of conversion, comprising labour costs and an attributable proportion of manufacturing overheads based on normal levels of activity and are moved out of inventory on a FIFO basis, however, cost of finished goods of oil and condensate is determined on a quarterly weighted average basis; and

•	By-products and scrap are valued at net realisable value.

Net realisable value is determined based on estimated selling price, less further costs expected to be incurred to completion and disposal.

Taxation

N. Taxation

Tax expense represents the sum of current tax and deferred tax.

Current tax is provided at amounts expected to be paid (or recovered) using the tax rates and laws that have been enacted or substantively enacted by the reporting date and includes any adjustment to tax payable in respect of previous years.

Subject to exceptions below, deferred tax is provided, on all temporary differences at the reporting date between the tax base of assets and liabilities and their carrying amounts for financial reporting purposes and on carry forward of unused tax credits and unused tax losses:

•	tax payable on the future remittance of the past earnings of subsidiaries where the timing of the reversal of the temporary differences can be controlled and it is probable that the temporary differences will not reverse in the foreseeable future;

•	deferred income tax is not recognised on initial recognition as well as on the impairment of goodwill which is not deductible for tax purposes or on the initial recognition of an asset or liability in a transaction that is not a business combination and, at the time of the transaction, affects neither the accounting profit nor taxable profit or loss; and

•	deferred tax assets (including MAT credit entitlements) are recognised only to the extent that it is more likely than not that they will be recovered.

Deferred tax assets and liabilities are measured at the tax rates that are expected to apply to the year when the asset is realized or the liability is settled, based on tax rates (and tax laws) that have been enacted or substantively enacted at the reporting date. Tax relating to items recognised outside profit or loss is recognised outside profit or loss (either in other comprehensive income or equity).

The carrying amount of deferred tax assets (including MAT credit entitlements) is reviewed at each reporting date and is adjusted to the extent that it is no longer probable that sufficient taxable profit will be available to allow all or part of the asset to be recovered.

Deferred tax assets and deferred tax liabilities are offset, if a legally enforceable right exists to set off current income tax assets against current income tax liabilities and the deferred taxes relate to the same taxable entity and the same taxation authority.

Deferred tax is provided on temporary differences arising on acquisitions that are categorised as Business Combinations. Deferred tax is recognised at acquisition as part of the assessment of the fair value of assets and liabilities acquired. Subsequently deferred tax is charged or credited in the consolidated statements of profit or loss/other comprehensive income as the underlying temporary difference is reversed.

Retirement benefits schemes

O. Retirement benefits schemes

The Group operates or participates in a number of defined benefits and defined contribution schemes, the assets of which (where funded) are held in separately administered funds. For defined benefit schemes, the cost of providing benefits under the plans is determined by actuarial valuation each year separately for each plan using the projected unit credit method by third party qualified actuaries.

Remeasurement including, effects of asset ceiling and return on plan assets (excluding amounts included in interest on the net defined benefit liability) and actuarial gains and losses arising in the year are recognised in full in other comprehensive income and are not recycled to the consolidated statements of profit or loss.

Past service costs are recognised in profit or loss on the earlier of:

-	the date of the plan amendment or curtailment, and

-	the date that the Group recognises related restructuring costs

Net interest is calculated by applying a discount rate to the net defined benefit liability or asset at the beginning of the period. Defined benefit costs are split into current service cost, past service cost, net interest expense or income and remeasurement and gains and losses on curtailments and settlements. Current service cost and past service cost is recognised within cost of sales, administrative expenses and distribution expenses. Net interest expense or income is recognised within finance costs.

For defined contribution schemes, the amount charged to the consolidated statements of profit or loss in respect of pension costs and other postretirement benefits is the contributions payable in the year, recognised as and when the employee renders related service.

Share based payments

P. Share based payments

Certain employees (including executive directors) of the Group receive part of their remuneration in the form of share-based payment transactions, whereby employees render services in exchange for shares or rights over shares (‘equity-settled transactions’).

The cost of equity-settled transactions with employees is measured at fair value at the date at which they are granted. The fair value of share awards is determined with the assistance of an external valuer and the fair value at the grant date is expensed on a proportionate basis over the vesting period based on the Group’s estimate of shares that will eventually vest. The estimate of the number of awards likely to vest is reviewed at each balance sheet date up to the vesting date at which point the estimate is adjusted to reflect the current expectations.

The resultant increase in equity is recorded in share based payment reserve.

In case of cash-settled transactions, a liability is recognised for the fair value of cash-settled transactions. The fair value is measured initially and at each reporting date up to and including the settlement date, with changes in fair value recognised in employee benefits expense. The fair value is expensed over the period until the vesting date with recognition of a corresponding liability. The fair value is determined with the assistance of an external valuer.

Additionally, VRPLC offers certain share based incentives under the Long-Term Incentive Plan (“LTIP”) to employees and directors of the Company and its subsidiaries. VRPLC recovers the proportionate cost (calculated based on the grant date fair value of the options granted) from the respective group companies, which is charged to the consolidated statements of profit or loss.

Provisions, contingent liabilities and contingent assets

Q. Provisions, contingent liabilities and contingent assets

Provisions represent liabilities for which the amount or timing is uncertain. Provisions are recognised when the Group has a present obligation (legal or constructive), as a result of past events, and it is probable that an outflow of resources, that can be reliably estimated, will be required to settle such an obligation. If the effect of the time value of money is material, provisions are determined by discounting the expected future cash flows to net present value using an appropriate pre-tax discount rate that reflects current market assessments of the time value of money and, where appropriate, the risks specific to the liability. Unwinding of the discount is recognised in the consolidated statements of profit or loss as a finance cost. Provisions are reviewed at each reporting date and are adjusted to reflect the current best estimate.

A contingent liability is a possible obligation that arises from past events whose existence will be confirmed by the occurrence or non-occurrence of one or more uncertain future events beyond the control of the Group or a present obligation that is not recognised because it is not probable that an outflow of resources will be required to settle the obligation. A contingent liability also arises in extremely rare cases where there is a liability that cannot be recognised because it cannot be measured reliably. The Group does not recognize a contingent liability but discloses its existence in the consolidated financial statements.

Contingent assets are not recognised but disclosed in the financial statements when an inflow of economic benefits is probable.

Restoration, rehabilitation and environmental costs

R. Restoration, rehabilitation and environmental costs

An obligation to incur restoration, rehabilitation and environmental costs arises when environmental disturbance is caused by the development or ongoing production of a mine or oil fields. Such costs, discounted to net present value, are provided for and a corresponding amount is capitalised at the start of each project, as soon as the obligation to incur such costs arises. These costs are charged to the consolidated statements of profit or loss over the life of the operation through the depreciation of the asset and the unwinding of the discount on the provision. The cost estimates are reviewed periodically and are adjusted to reflect known developments which may have an impact on the cost estimates or life of operations. The cost of the related asset is adjusted for changes in the provision due to factors such as updated cost estimates, changes to lives of operations, new disturbance and revisions to discount rates. The adjusted cost of the asset is depreciated prospectively over the lives of the assets to which they relate. The unwinding of the discount is shown as finance and other cost in the consolidated statements of profit or loss.

Costs for the restoration of subsequent site damage, which is caused on an ongoing basis during production are provided for at their net present value and charged to the consolidated statements of profit or loss as extraction progresses. Where the costs of site restoration are not anticipated to be material, they are expensed as incurred.

Accounting for foreign currency transactions and translations

S. Accounting for foreign currency transactions and translations

The functional currency for each entity in the Group is determined as the currency of the primary economic environment in which it operates. For all principal operating subsidiaries, the functional currency is normally the local currency of the country in which it operates with the exception of oil and gas business which has a US dollar functional currency as that is the currency of the primary economic environment in which it operates.

In the financial statements of individual group companies, transactions in currencies other than the functional currency are translated into the functional currency at the exchange rates ruling at the date of the transaction. Monetary assets and liabilities denominated in other currencies are translated into the functional currency at exchange rates prevailing on the reporting date. Non-monetary assets and liabilities denominated in other currencies and measured at historical cost or fair value are translated at the exchange rates prevailing on the dates on which such values were determined. All exchange differences are included in the consolidated statements of profit or loss except where the monetary item is designated as an effective hedging instrument of the currency risk of designated forecasted sales or purchases, which are recognized in the other comprehensive income.

These include the exchange differences on foreign currency borrowings relating to asset under construction, and for future productive use which are included in the cost of those assets when they are regarded as an adjustment to interest costs on those foreign currency borrowings.

For the purposes of the consolidated financial statements, items in the consolidated statements of profit or loss of those businesses for which the Indian Rupees is not the functional currency are translated into Indian Rupees at the average rates of exchange during the year/ exchange rates as on the date of transaction. The related consolidated statements of financial position are translated into Indian rupees at the rates as at the reporting date. Exchange differences arising on translation are recognised in the consolidated statements of comprehensive income. On disposal of such entities the deferred cumulative exchange differences recognised in equity relating to that particular foreign operation are recognised in the consolidated statements of profit or loss.

Earnings per share

T. Earnings per share

The Group presents basic and diluted earnings per share (“EPS”) data for its equity shares. Basic EPS is calculated by dividing the profit or loss attributable to equity shareholders of the Company by the weighted average number of equity shares outstanding during the period. Diluted EPS is determined by adjusting the profit or loss attributable to equity shareholders and the weighted average number of equity shares outstanding for the effects of all dilutive potential equity shares.

Treasury Shares

U. Treasury Shares

The Group has created an Employee Benefit Trust (EBT) for providing share-based payment to its employees. The Group uses EBT as a vehicle for distributing shares to employees under the employee remuneration schemes. The EBT buys shares of the company from the market, for giving shares to employees. The shares held by EBT are treated as treasury shares.

Own equity instruments that are reacquired (treasury shares) are recognised at cost and deducted from equity. No gain or loss is recognised in profit or loss on the purchase, sale, issue or cancellation of the Group’s own equity instruments. Any difference between the carrying amount and the consideration, if reissued, is recognised in capital reserve. Share options whenever exercised, would be satisfied with treasury shares.

Current and non-current classification

V. Current and non-current classification

The Group presents assets and liabilities in the consolidated balance sheet based on current / non-current classification. An asset is classified as current when it satisfies any of the following criteria:

-	it is expected to be realized in, or is intended for sale or consumption in, the Group’s normal operating cycle.

-	it is held primarily for the purpose of being traded;

-	it is expected to be realized within 12 months after the reporting date; or

-	it is cash or cash equivalent unless it is restricted from being exchanged or used to settle a liability for at least 12 months after the reporting date.

All other assets are classified as non-current.

A liability is classified as current when it satisfies any of the following criteria:

-	it is expected to be settled in the Group’s normal operating cycle;

-	it is held primarily for the purpose of being traded;

-	it is due to be settled within 12 months after the reporting date; or

-	the Group does not have an unconditional right to defer settlement of the liability for at least 12 months after the reporting date. Terms of a liability that could, at the option of the counterparty, result in its settlement by the issue of equity instruments do not affect its classification.

All other liabilities are classified as non-current.

Deferred tax assets and liabilities are classified as non current only.

Significant accounting estimates and judgements

W. Significant accounting estimates and judgements

The preparation of consolidated financial statements in conformity with IFRS requires management to make judgements, estimates and assumptions, that affect the application of accounting policies and the reported amounts of assets, liabilities, income, expenses and disclosures of contingent assets and liabilities at the date of these consolidated financial statements and the reported amounts of revenues and expenses for the years presented. These judgements and estimates are based on management’s best knowledge of the relevant facts and circumstances, having regard to previous experience, but actual results may differ materially from the amounts included in the financial statements.

Estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognised in the period in which the estimate is revised and future periods affected.

The information about significant areas of estimation uncertainty and critical judgements in applying accounting policies that have the most significant effect on the amounts recognised in the financial statements are as given below:

Significant estimates

i.	Oil and gas reserves

Oil and gas reserves are estimated on a proved and probable entitlement interest basis. Proven and probable reserves are estimated using standard recognised evaluation techniques. The estimate is reviewed annually. Future development costs are estimated taking into account the level of development required to produce the reserves by reference to operators, where applicable, and internal engineers. Net entitlement reserves estimates are subsequently calculated using the Group’s current oil price and cost recovery assumptions, in line with the relevant agreements. Changes in reserves as a result of factors such as production cost, recovery rates, grade of reserves or oil and gas prices could impact the depreciation rates, carrying value of assets and environmental and restoration provisions.

Details of impairment charge/ reversal and depreciation are disclosed in note 8.

ii.	Carrying value of exploration and evaluation assets:

The recoverability of a project is assessed under IFRS 6. Exploration assets are assessed by comparing the carrying value to higher of fair value less cost of disposal or value in use if impairment indicator exists. Change to the valuation of exploration assets is an area of judgement. Further details on the Group’s accounting policies on this are set out in accounting policy above. The amounts for exploration and evaluation assets represent active exploration projects. These amounts are written off to the consolidated statement of profit or loss as exploration costs unless commercial reserves are established or the determination process is not completed and there are no indicators of impairment. The outcome of ongoing exploration, and therefore whether the carrying value of exploration and evaluation assets will ultimately be recovered, is inherently uncertain.

Details of impairment charge/ reversal impact, the assumptions used and carrying values of exploration and evaluation assets are disclosed in note 8.

iii.	Carrying value of developing / producing oil and gas assets:

Management performs impairment tests on the Group’s developing / producing oil and gas assets where indicators of impairment are identified in accordance with IAS 36.

The impairment assessments are based on a range of estimates and assumptions, including:

Estimates/assumptions	Basis
Future production	proved and probable reserves, resource estimates and, in certain cases, expansion projects
Commodity prices	management’s best estimate benchmarked with external sources of information, to ensure they are within the range of available analyst forecast
Discount to price	management’s best estimate based on historic prevailing discount
Discount rates	cost of capital risk-adjusted for the risk specific to the asset/ CGU
Extension of PSC	assumed that PSC (“Production Sharing Contract”) for Rajasthan block would be extended until 2030 on the expected commercial terms as per the announced government policy

Any subsequent changes to cash flows due to changes in the above mentioned factors could impact the carrying value of the assets.

Details of carrying values, impairment charge/ reversal and the assumptions and sensitivities used are disclosed in note 8.

iv.	Mining properties and leases

The carrying value of mining property and leases is arrived at by depreciating the assets over the life of the mine using the unit of production method based on proved and probable reserves. The estimate of reserves is subject to assumptions relating to life of the mine and may change when new information becomes available. Changes in reserves as a result of factors such as production cost, recovery rates, grade of reserves or commodity prices could thus impact the carrying values of mining properties and leases and environmental and restoration provisions.

In the current year the Group has reassessed the parameters for mine development depletion including cost to complete at HZL, which has resulted in additional depletion charge of ₹ 3,693 million for the current year.

Management performs impairment tests when there is an indication of impairment. The impairment assessments are based on a range of estimates and assumptions, including:

Estimates/assumptions	Basis
Future production	proved and probable reserves, resource estimates (with an appropriate conversion factor) considering the expected permitted mining volumes and, in certain cases, expansion projects
Commodity prices	management’s best estimate benchmarked with external sources of information, to ensure they are within the range of available analyst forecast
Exchange rates	Management’s best estimate benchmarked with external sources of information
Discount rates	cost of capital risk-adjusted for the risk specific to the asset/ CGU

Details of carrying values and impairment charge are disclosed in note 8.

v.	Assessment of impairment at Lanjigarh refinery:

During financial year 2015-16, the Group has received the necessary approvals for expansion of the Lanjigarh refinery to 4 million tonnes per annum (MTPA). Accordingly, second stream operations were commenced in Alumina refinery from April 2016 and the refinery was debottlenecked to nameplate capacity of 2 MTPA in the previous year. The Company continues to explore the feasibility of expanding our alumina refinery capacity, from 2 to 4 million and then up to 6 million tonnes per annum, subject to bauxite availability and regulatory approvals.

The State of Odisha has abundant bauxite resources and given the initiatives by the Government of Odisha, management is confident that bauxite will be made available in the short to medium term. The Group has entered into agreements with various suppliers internationally and domestically to ensure the availability of bauxite to run its refinery.

Recoverability value assessment during the previous year ended March 31, 2017 including sensitivity analysis on the key assumptions indicated recoverable value exceeds the carrying value. No negative developments have occurred since the previous year and accordingly, it is not expected that the carrying amount would exceed the recoverable amount and hence the recoverable value for the year ended March 31, 2018 was not re-determined.

The carrying amounts of property plant and equipment related to alumina refinery operations at Lanjigarh and related mining assets as at March 31, 2017 is ₹ 69,277 million and March 31, 2018 is ₹ 67,875 million ($ 1,043 million).

vii.	Assessment of impairment of Goa Iron ore mines:

Pursuant to an order passed by the Hon’ble Supreme Court of India on February 07, 2018, the second renewal of the mining leases granted by the State of Goa in 2014-15 to all miners including Vedanta were cancelled. Consequentially all mining operations stopped with effect from March 16, 2018 until fresh mining leases (not fresh renewals or other renewals) and fresh environmental clearances are granted in accordance with the provisions of The Mines and Minerals (Development and Regulation) (MMDR) Act. Significant uncertainty exists over the resumption of mining at Goa under the current leases. The Group has assessed the recoverable value of all its assets and liabilities associated with existing mining leases which led to an impairment charge in the current year.

Details of impairment charge and method of estimating recoverable value are disclosed in note 8.

viii.	Restoration, rehabilitation and environmental costs:

Provision is made for costs associated with restoration and rehabilitation of mining sites as soon as the obligation to incur such costs arises. Such restoration and closure costs are typical of extractive industries and they are normally incurred at the end of the life of the mine or oil fields. The costs are estimated on the basis of mine closure plans and the estimated discounted costs of dismantling and removing these facilities and the costs of restoration are capitalised as soon as the obligation to incur such costs arises.

The provision for decommissioning oil and gas assets is based on the current estimates of the costs for removing and decommissioning production facilities, the forecast timing and currency of settlement of decommissioning liabilities and the appropriate discount rate.

A corresponding provision is created on the liability side. The capitalized asset is charged to the consolidated statements of profit or loss over the life of the operation through the depreciation of the asset and the provision is increased each period via unwinding the discount on the provision. Management estimates are based on local legislation and/or other agreements. The actual costs and cash outflows may differ from estimates because of changes in laws and regulations, changes in prices, analysis of site conditions and changes in restoration technology. Details of such provisions are set out in Note 20.

ix.	Provisions and liabilities

Provisions and liabilities are recognised in the period when it becomes probable that there will be a future outflow of funds resulting from past operations or events that can be reasonably estimated. The timing of recognition requires the application of judgement to existing facts and circumstances which may be subject to change especially when taken in the context of the legal environment in India. The actual cash outflows may take place over many years in the future and hence the carrying amounts of provisions and liabilities are regularly reviewed and adjusted to take into account the changing circumstances and other factors that influence the provisions and liabilities. This is set out in note 20.

x.	The HZL and BALCO call options

The Group had exercised its call option to acquire the remaining 49.0% interest in BALCO and 29.5% interest in HZL. The Government of India has however, contested the validity of the options and disputed their valuation performed in terms of the relevant agreements the details of which are set out in note 28. In view of the lack of resolution on the options, the non-response to the exercise and valuation request from the Government of India, the resultant uncertainty surrounding the potential transaction and the valuation of the consideration payable, the Group considers the strike price of the options to be at fair value, accordingly, the value of the option would be nil, and hence, the call options have not been recognised in the financial statements.

xi.	Recoverability of deferred tax and other income tax assets

The Group has carry forward tax losses, unabsorbed depreciation and MAT credit that are available for offset against future taxable profit. Deferred tax assets are recognised only to the extent that it is probable that taxable profit will be available against which the unused tax losses or tax credits can be utilized. This involves an assessment of when those assets are likely to reverse, and a judgement as to whether or not there will be sufficient taxable profits available to offset the assets. This requires assumptions regarding future profitability, which is inherently uncertain. To the extent assumptions regarding future profitability change, there can be an increase or decrease in the amounts recognised in respect of deferred tax assets and consequential impact in the consolidated statement of profit and loss.

Additionally, the Group has tax receivables on account of refund arising on account of past amalgamation and relating to various tax disputes. The recoverability of these receivables involve application of judgement as to the ultimate outcome of the tax assessment and litigations. This pertains to the application of the legislation, which in certain cases is based upon management’s interpretation of country specific tax law, in particular India, and the likelihood of settlement. Management uses in-house and external legal professionals to make informed decision.

The details of MAT assets (recognized and unrecognized) are set out in note 7.

xii.	Copper operations India

In an appeal filed by the Group against the closure order of the Tuticorin Copper smelter by Tamil Nadu Pollution Control Board (“TNPCB”), the appellate authority National Green Tribunal (“NGT”) passed an interim order on May 31, 2013 allowing the copper smelter to recommence operations and appointed an Expert Committee to submit a report on the plant operations. Post the interim order, the plant recommenced operations on June 23, 2013. Based on Expert Committee’s report on the operations of the plant stating that the plant’s emission were within prescribed standards and based on this report, NGT ruled on July 15, 2013 that the Copper smelter could continue its operations and recommendations made by the Expert Committee be implemented in a time bound manner. The Group has implemented all of the recommendations. TNPCB has filed an appeal against the order of the NGT before the Supreme Court of India.

In the meanwhile, the application for renewal of Consent to Operate (CTO) for existing copper smelter, required as per procedure established by law was rejected by TNPCB in April 2018. The Company has filed an appeal before the TNPCB Appellate Authority challenging the Rejection Order. During the pendency of the appeal, there were protests by a section of local community raising environmental concerns and TNPCB vide its order dated May 23, 2018 ordered closure of existing copper smelter plant with immediate effect. Further, the Government of Tamil Nadu, issued orders dated May 28, 2018 with a direction to seal the existing copper smelter plant permanently. The Company believes these actions were not taken in accordance with the procedure prescribed under applicable laws.

Subsequently, the Directorate of Industrial Safety and Health passed orders dated May 30, 2018, directing the immediate suspension and revocation of the Factory License and the Registration Certificate for the existing smelter plant. Separately, the Company has filed a fresh application for renewal of the Environmental Clearance for the proposed Copper Smelter Plant 2 (Expansion Project) dated March 12, 2018 before the Expert Appraisal Committee of the MoEF wherein a sub-committee was directed to visit the Expansion Project site prior to prescribing the Terms of Reference.

In the meantime, the Madurai Bench of the High Court of Madras in a Public Interest Litigation held vide its order dated May 23, 2018 that the application for renewal of the Environmental Clearance for the Expansion Project shall be processed after a mandatory public hearing and the said application shall be decided by the competent authority on or before September 23, 2018. In the interim, the High Court ordered the Company to cease construction and all other activities on site for the proposed Expansion Project with immediate effect. Separately, SIPCOT vide its letter dated May 29, 2018, cancelled 342.22 acres of the land allotted to us for the proposed Expansion Project. Further the TNPCB issued orders on June 7, 2018 directing the withdrawal of the Consent to Establish (CTE) which was valid till December 31, 2022.

The Company is taking appropriate legal measures to address the matters.

Even though there can be no assurance regarding the final outcome of the process and the timing of such process in relation to the approval for the expansion project, as per the company’s assessment and backed by the legal opinion, it is in compliance with the applicable regulations and expects to get the necessary approvals in relation to the existing operational and the expansion project and is not expecting any material loss on this account. The carrying value of the assets under operation and under expansion as at March 31, 2018 is ₹ 18,500 million ($ 284 million) and ₹ 9,631 million ($148 million) respectively.

The Company has carried out a sensitivity analysis on the key variables including delay in restarting existing and expansion operations. The sensitivity analysis indicates that even if the restarting of existing and the expansion operations is delayed by upto three years, the recoverable amount of the assets would still be in excess of their carrying values. The Company expects to resume operations within this period.

Significant judgements

a	Revenue recognition and receivable recovery in relation to the power division

In certain cases, the Group’s power customers are disputing various contractual provisions of Power Purchase Agreements (PPA). Significant judgement is required in both assessing the tariff to be charged under the PPA in accordance with IAS 18 and to assess the recoverability of withheld revenue currently accounted for as receivables.

In assessing this critical judgement, management considered favourable external legal opinions, the Group has obtained in relation to the claims and favourable court judgements in the related matter. In addition the fact that the contracts are with government owned companies implies the credit risk is low. (Refer note 11 for details).

b	Contingencies

In the normal course of business, contingent liabilities may arise from litigation, taxation and other claims against the Group. A tax provision is recognised when the Group has a present obligation as a result of a past event, it is probable that the Group will be required to settle that obligation. Where it is management’s assessment that the outcome cannot be reliably quantified or is uncertain, the claims are disclosed as contingent liabilities unless the likelihood of an adverse outcome is remote. Such liabilities are disclosed in the notes but are not provided for in the financial statements.

When considering the classification of a legal or tax cases as probable, possible or remote there is judgement involved. This pertains to the application of the legislation, which in certain cases is based upon management’s interpretation of country specific applicable law, in particular India, and the likelihood of settlement. Management uses in-house and external legal professionals to make informed decision.

Although there can be no assurance regarding the final outcome of the legal proceedings, the Group does not expect them to have a materially adverse impact on the Group’s financial position or profitability. These are set out in note 29.

c	Determining whether an arrangement contains a lease

The Group has ascertained that the Power Purchase Agreement (PPA) entered into between one of the subsidiaries and a State Grid qualifies to be an operating lease under IAS 17 “Leases”. Accordingly, the consideration receivable under the PPA relating to recovery of capacity charges towards capital cost have been recognised as operating lease rentals and in respect of variable cost that includes fuel costs, operations and maintenance etc. is considered as revenue from sale of products/services.

Significant judgement is required in segregating the capacity charges due from the State Grid, between fixed and contingent payments. The Group has determined that since the capacity charges under the PPA are based on the number of units of electricity made available by its Subsidiary which would be subject to variation on account of various factors like availability of coal and water for the plant, there are no fixed minimum payments under the PPA, which requires it to be accounted for on a straight line basis. The contingent rents recognised are disclosed in note 29 E (ii).

Recently issued accounting pronouncements

X. Recently issued accounting pronouncements: The following Standards have been issued but are not yet effective up to the date of authorisation of these financial statements:

IFRS 9 – Financial Instruments

In July 2014, the International Accounting Standards Board issued the final version of IFRS 9, Financial Instruments. The standard reduces the complexity of the current rules on financial instruments as mandated in IAS 39. IFRS 9 has fewer classification and measurement categories as compared to IAS 39. It eliminates the rule based requirement of segregating embedded derivatives from financial assets and tainting rules pertaining to held to maturity investments. For financial assets which are debt instruments, IFRS 9 establishes a principle based approach for classification based on cash flow characteristics of the asset and the business model in which an asset is held. For an investment in an equity instrument which is not held for trading, IFRS 9 permits an irrevocable election, on initial recognition, on an individual share-by- share basis, to present all fair value changes from the investment in other comprehensive income. No amount recognised in other comprehensive income on such equity investment would ever be reclassified to profit or loss. It requires the entity, which chooses to designate a liability as at fair value through profit or loss, to present the portion of the fair value change attributable to the entity’s own credit risk in the other comprehensive income. IFRS 9 replaces the ‘incurred loss model’ in IAS 39 with an ‘expected credit loss’ model. The measurement uses a dual measurement approach, under which the loss allowance is measured as either 12 month expected credit losses or lifetime expected credit losses. The standard also introduces new presentation and disclosure requirements. The effective date for the adoption of IFRS 9 is annual periods beginning on or after January 1, 2018, though early adoption is permitted. Except for hedge accounting, retrospective application is required but providing comparative information is not compulsory. For hedge accounting, the requirements are generally applied prospectively, with some limited exceptions.

The Group has completed its assessment of the effects of transition to IFRS 9 and will adopt the same from April 1, 2018. The areas impacted on adopting IFRS 9 on the Group are detailed below.

Classification and measurement: IFRS 9 establishes a principle based approach for classification of financial assets based on cash flow characteristics of the asset and the business model in which an asset is held. The measurement and accounting treatment of the Group’s financial assets is materially unchanged with the exception of equity securities previously categorised as available for sale. These will be held at fair value through other comprehensive income, meaning the recycling of gains and losses on disposal and impairment losses is no longer permitted for this category.

Impairment: Based on the Group’s assessment, under expected credit loss model, the impairment of financial assets held at amortised cost is not expected to have a material impact on the Group’s results, given the low exposure to counterparty default risk as a result of the credit risk management processes that are in place.

Hedge accounting: The Group plans to adopt the IFRS 9 hedge accounting requirements. The adoption of the new standard would have no effect on the amounts recognised in relation to the existing hedging arrangements.

IFRS 15 – Revenue from Contracts with Customers

IFRS 15 Revenue from contracts with Customers outlines a single comprehensive model for entities to use in accounting for revenue arising from contracts with customers. The standard replaces most of the current revenue recognition guidance. The core principle of the new standard is for companies to recognize revenue when the control of the goods and services is transferred to the customer as against the transfer of risk and rewards. The amount of revenue recognised should reflect the consideration to which the company expects to be entitled in exchange for those goods or services. The new standard also will result in enhanced disclosures about revenue, provide guidance for transactions that were not previously addressed comprehensively including service revenues and contract modifications and improved guidance for multiple element arrangements. The new Standard comes into effect for the annual reporting periods beginning on or after January 1, 2018 with early application permitted.

In order to identify the potential impact of the standard on the Group’s consolidated financial statements, the Group has analyzed contracts of the relevant revenue streams of the Group. The work done is focused on evaluating the contractual arrangements across the Group’s principal revenue streams, particularly key terms and conditions which may impact the timing of revenue recognition and measurement of revenue.

Based on the work carried out, the impact in implementing IFRS 15 on the Group results is detailed below:

On the basis of the analysis conducted, the new standard would result in identification of freight and insurance services as a separate performance obligation implying segregation of revenue on account of sale of goods and sale of services. The revenue on account of these services is required to be deferred along with the associated costs and recognised over time as this obligation is fulfilled.

The Group has products which are provisionally priced at the date revenue is recognised. Revenue in respect of such contracts will be recognised when control passes to the customer and will be measured at the amount the entity expects to be entitled – being the estimate of the price expected to be received at the end of the measurement period. Post transfer of control of goods, provisional pricing features will be accounted in accordance with IFRS 9 “Financial Instruments” rather than IFRS 15 and therefore the IFRS 15 rules on variable consideration do not apply. These ‘provisional pricing’ adjustments i.e. the consideration received post transfer of control will continue to be included in Consolidated revenue on the face of the consolidated statements of profit or loss and these would be disclosed by way of note to the financial statements.

The implementation of changes required as per IFRS 15 as mentioned above is identified to be not materially effecting the current recognition and measurement of revenues, though there would be significant additional disclosure requirements for the Group to comply with.

The Group will adopt the modified transitional approach to implementation where any transitional adjustment is recognised in retained earnings at April 1, 2018 without adjustment of comparatives and the new standard will only be applied to contracts that remain in force at that date.

IFRIC 22: Foreign Currency Transactions and Advance Consideration: The Interpretation, which was issued on 8 December 2016, addresses how to determine the date of a transaction for the purpose of determining the exchange rate to use on initial recognition of an asset, expense or income (or part of it) when a related non-monetary asset or non-monetary liability arising from the payment or receipt of advance consideration in a foreign currency is derecognised. The amendments are effective for annual periods beginning on or after January 1, 2018, although entities are permitted to apply them earlier.

IAS 40 Investment Property: Paragraph 57 has been amended to state that an entity shall transfer a property to, or from, investment property when, and only when, there is evidence of a change in use. A change of use occurs if property meets, or ceases to meet, the definition of investment property. A change in management’s intentions for the use of a property by itself does not constitute evidence of a change in use. The list of evidence in paragraph 57(a) – (d) was designated as non-exhaustive list of examples instead of the previous exhaustive list. The amendments are effective for periods beginning on or after January 1, 2018. Earlier application is permitted.

IFRS 2 Share-based Payment: Few amendments to clarify the classification and measurement of share-based payment transactions have been issued. The amendments are effective for annual periods beginning on or after January 1, 2018. Earlier application is permitted. The amendments are to be applied prospectively. However, retrospective application is allowed if this is possible without the use of hindsight.

IFRS 4 Insurance Contracts: Amendments regarding the interaction of IFRS 4 and IFRS 9 has been issued. An entity choosing to apply the overlay approach retrospectively to qualifying financial assets does so when it first applies IFRS 9. An entity choosing to apply the deferral approach does so for annual periods beginning on or after January 1, 2018.

Annual Improvements to IFRS Standards 2014–2016 Cycle: The amendments to IFRS 1 and IAS 28 are effective for annual periods beginning on or after January 1, 2018 -

IFRS 1 - First-time Adoption of International Financial Reporting Standards: Deletes the short term exemptions in paragraphs E3–E7 of IFRS 1, because they have now served their intended purpose.

IAS 28 Investments in Associates and Joint Ventures clarifies that the election to measure at fair value through profit or loss an investment in an associate or a joint venture that is held by an entity that is a venture capital organisation, or other qualifying entity, is available for each investment in an associate or joint venture on an investment by investment basis, upon initial recognition.

IAS 28 Investments in Associates and Joint Ventures: Clarifies that an entity applies IFRS 9 to long-term interests in associates or joint ventures that form part of the net investment where the equity method is not applied. The amendments are effective for periods beginning on or after January 1, 2019.

IFRIC 23 Uncertainty over Income Tax Treatments: Clarify the application of recognition and measurement requirements in IAS 12 Income Taxes when there is uncertainty over income tax treatments. The Interpretation is effective for annual reporting periods beginning on or after January 1, 2019, but certain transition reliefs are available.

Amendments to IAS 19 - Plan Amendment, Curtailment or Settlement: If a plan amendment, curtailment or settlement occurs, it is now mandatory that the current service cost and the net interest for the period after the remeasurement are determined using the assumptions used for the remeasurement. In addition, amendments have been included to clarify the effect of a plan amendment, curtailment or settlement on the requirements regarding the asset ceiling. This is applicable from annual periods beginning on or after January 1, 2019.

Annual Improvements to IFRS Standards 2015–2017 Cycle: This is applicable from annual periods beginning on or after 1 January 2019.

IFRS 3 and IFRS 11 The amendments to IFRS 3 clarify that when an entity obtains control of a business that is a joint operation, it re measures previously held interests in that business. The amendments to IFRS 11 clarify that when an entity obtains joint control of a business that is a joint operation, the entity does not remeasure previously held interests in that business.

IAS 12 The amendments clarify that all income tax consequences of dividends (i.e. distribution of profits) should be recognised in profit or loss, regardless of how the tax arises.

IAS 23 The amendments clarify that if any specific borrowing remains outstanding after the related asset is ready for its intended use or sale, that borrowing becomes part of the funds that an entity borrows generally when calculating the capitalisation rate on general borrowings.

IFRS 16 – Leases

IFRS 16- Leases, specifies recognition, measurement and disclosure criteria for leases. The standard provides a single lessee accounting model, requiring lessees to recognise assets and liabilities for all leases unless the lease term is 12 months or less or the underlying asset has a low value. Lessors continue to classify leases as operating or finance, with IFRS 16’s approach to lessor accounting substantially unchanged from its predecessor, IAS 17. The new Standard will come into effect for annual reporting periods beginning on or after January 1, 2019. Earlier application is permitted if IFRS 15 Revenue from Contracts with Customers has also been applied.

The Group is currently in the process of determining the potential impact of adopting the above standard.

IFRS 17 Insurance Contracts: Clarify the measurement and recognition, presentation and disclosure of insurance contracts that will significantly increase the comparability of financial statements. IFRS 17 will become effective for annual reporting periods beginning on or after January 1, 2021. Early application is permitted.